Loan Capital	12 Months Ended
Sep. 30, 2019
Loan Capital
Loan Capital

Note 19. Loan capital

Accounting policy

Loan capital are instruments issued by the Group which qualify for inclusion as regulatory capital under Australian Prudential Regulation Authority (APRA) Prudential Standards. Loan capital is initially measured at fair value and subsequently measured at amortised cost using the effective interest rate method. Interest expense incurred is recognised in net interest income.

	Consolidated and
	Parent Entity
$m	2019	2018
Additional Tier 1 (AT1) loan capital
Westpac capital notes	7,411	7,370
USD AT1 securities	1,913	1,585
Total AT1 loan capital	9,324	8,955
Tier 2 loan capital
Subordinated notes	11,981	7,822
Subordinated perpetual notes	521	488
Total Tier 2 loan capital	12,502	8,310
Total loan capital	21,826	17,265

Movement Reconciliation ($m)
Opening balance	17,265	17,666
Issuances	4,935	2,342
Maturities, repayments, buy backs and reductions	(1,662)	(2,387)
Total cash movements	3,273	(45)
Foreign exchange translation impact	521	449
Fair value hedge accounting adjustments	748	(257)
Conversion of Convertible preference shares to ordinary shares	—	(566)
Other (amortisation of bond issue costs, etc.)	19	18
Total non-cash movements	1,288	(356)
Closing balance	21,826	17,265

Additional Tier 1 loan capital

A summary of the key terms and common features of AT1 instruments are provided below[1].

Consolidated and Parent Entity		Potential scheduled	Optional
$m	Distribution interest rate	conversion date[2]	redemption date[3]	2019	2018
Westpac capital notes (WCN)
$1,384 million WCN	(90 day bank bill rate + 3.20% p.a.)	8 March 2021	8 March 2019[4]	—	1,382
	x (1 - Australian corporate tax rate)
$1,311 million WCN2	(90 day bank bill rate + 3.05% p.a.)	23 September 2024	23 September 2022	1,308	1,305
	x (1 - Australian corporate tax rate)
$1,324 million WCN3	(90 day bank bill rate + 4.00% p.a.)	22 March 2023	22 March 2021	1,319	1,316
	x (1 - Australian corporate tax rate)
$1,702 million WCN4	(90 day bank bill rate + 4.90% p.a.)	20 December 2023	20 December 2021	1,694	1,691
	x (1 - Australian corporate tax rate)
$1,690 million WCN5	(90 day bank bill rate + 3.20% p.a.)	22 September 2027	22 September 2025	1,677	1,676
	x (1 - Australian corporate tax rate)
$1,423 million WCN6	(90 day bank bill rate + 3.70% p.a.)	31 July 2026	31 July 2024	1,413	—
	x (1 - Australian corporate tax rate)
Total Westpac capital notes				7,411	7,370

USD AT1 securities
US$1,250 million securities	5.00% p.a. until but excluding 21 September 2027	n/a	21 September 2027[6]	1,913	1,585
	(first reset date). If not redeemed, converted or
	written-off earlier, from, and including, each reset
	date[5] to, but excluding, the next succeeding reset
	date, at a fixed rate p.a. equal to the prevailing 5-
	year USD mid-market swap rate plus 2.89% p.a.
Total USD AT1 securities				1,913	1,585

1.	A$ unless otherwise noted.
2.

Conversion is subject to the satisfaction of the scheduled conversion conditions. If the conversion conditions are not satisfied on the relevant scheduled conversion date, conversion will not occur until the next distribution payment date on which the scheduled conversion conditions are satisfied.

3.	Westpac may elect to redeem the relevant AT1 instrument, subject to APRA’s prior written approval.
4.

On 18 December 2018, $722 million of WCN were transferred to the WCN nominated party for $100 each pursuant to the Westpac Capital Note 6 reinvestment offer. Those WCN were subsequently redeemed by Westpac. On 8 March 2019, the remaining $662 million of WCN were transferred to the WCN nominated party for $100 each. Following the transfer, those remaining WCN were redeemed by Westpac.

5.	21 September 2027 and every fifth anniversary thereafter is a reset date.
6.	Westpac may elect to redeem on 21 September 2027 and every fifth anniversary thereafter.

Common features of AT1 instruments

Payment conditions

Quarterly distributions on the Westpac capital notes and semi-annual interest payments on the USD AT1 securities are discretionary and will only be paid if the payment conditions are satisfied, including that the payment will not result in a breach of Westpac’s capital requirements under APRA’s prudential standards; not result in Westpac becoming, or being likely to become, insolvent; or if APRA does not object to the payment.

Broadly, if for any reason a distribution or interest payment has not been paid in full on the relevant payment date, Westpac must not determine or pay any dividends on Westpac ordinary shares or undertake a discretionary buy back or capital reduction of Westpac ordinary shares, unless the unpaid amount is paid in full within 20 business days of the relevant payment date or in certain other circumstances.

The AT1 instruments convert into Westpac ordinary shares in the following circumstances:

▪      Scheduled Conversion

On the scheduled conversion date, provided certain conversion conditions are satisfied, it is expected that the relevant AT1 instrument[1] will be converted and holders will receive a variable number of Westpac ordinary shares calculated using the formula described in the terms of the relevant AT1 instrument, subject to a maximum conversion number. The conversion number of Westpac ordinary shares will be calculated using the face value of the relevant AT1 instrument and the Westpac ordinary share price determined over the 20 business day period prior to the scheduled conversion date, including a 1% discount.

▪      Capital Trigger Event or Non-Viability Trigger Event

Westpac will be required to convert some or all AT1 instruments into a variable number of Westpac ordinary shares upon the occurrence of a capital trigger event or non-viability trigger event. No conversion conditions apply in these circumstances.

A capital trigger event occurs when Westpac determines, or APRA notifies Westpac in writing that it believes, Westpac’s Common Equity Tier 1 Capital ratio is equal to or less than 5.125% (on a level 1 or level 2 basis2).

A non-viability trigger event will occur when APRA notifies Westpac in writing that it believes conversion of all or some AT1 instruments (or conversion, write-off or write-down of relevant capital instruments of the Westpac Group), or public sector injection of capital (or equivalent support), in each case is necessary because without it, Westpac would become non-viable.

For each AT1 instrument converted, holders will receive a variable number of Westpac ordinary shares calculated using the formula described in the terms of the relevant AT1 instrument, subject to a maximum conversion number. The conversion number of Westpac ordinary shares is calculated using the face value or outstanding principal amount of the relevant AT1 instrument and the Westpac ordinary share price determined over the 5 business day period prior to the capital trigger event date or non-viability trigger event date and includes a 1% discount. For each AT1 instrument, the maximum conversion number is set using a Westpac ordinary share price which is broadly equivalent to 20% of the Westpac ordinary share price at the time of issue.

Following the occurrence of a capital trigger event or non-viability trigger event, if conversion of an AT1 instrument does not occur within five business days, holders’ rights in relation to the relevant AT1 instrument will be immediately and irrevocably terminated.

▪      Early conversion

Westpac is able to elect to convert[3], or may be required to convert[3], AT1 instruments early in certain circumstances. The terms of conversion and the conversion conditions are broadly similar to scheduled conversion, however the share price floor in the maximum conversion number will depend on the conversion event.

Early redemption

Westpac is able to elect to redeem the relevant AT1 instrument on the optional redemption date or for certain taxation or regulatory reasons, subject to APRA’s prior written approval.

1.	Scheduled conversion does not apply to USD AT1 securities.
2.

Level 1 comprises Westpac Banking Corporation and subsidiaries approved by APRA as being part of a single ‘Extended Licenced Entity’ for the purposes of measuring capital adequacy. Level 2 includes all subsidiaries except those entities specifically excluded by APRA regulations for the purposes of measuring capital adequacy.

3.	Excludes USD AT1 securities.

Tier 2 loan capital

A summary of the key terms and common features of Westpac’s Tier 2 instruments are provided below[1]:

Consolidated and Parent Entity			Optional
$m	Interest rate[2]	Maturity date	redemption date[3]	2019	2018
Subordinated notes
A$1,000 million subordinated notes	90 day bank bill rate + 2.05% p.a.	14 March 2024	14 March 2019[4]	—	999
CNY1,250 million subordinated notes	4.85% p.a. until but excluding 9 February 2020. Thereafter, if not redeemed, a fixed rate per annum equal to the one-year CNH HIBOR reference rate plus 0.8345% p.a.	9 February 2025	9 February 2020	260	252
A$350 million subordinated notes	4.50% p.a. until but excluding 11 March 2022. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year AUD semi-quarterly mid-swap reference rate plus 1.95% p.a., the sum of which will be annualised.	11 March 2027	11 March 2022	362	347
S$325 million subordinated notes	4.00% p.a. until but excluding 12 August 2022. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year SGD swap offer rate plus 1.54% p.a.	12 August 2027	12 August 2022	356	330
A$175 million subordinated notes	4.80% p.a. until but excluding 14 June 2023. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year AUD semi-quarterly mid-swap reference rate plus 2.65% p.a., each of which will be annualised.	14 June 2028	14 June 2023	182	171
US$100 million subordinated notes	Fixed 5.00% p.a.	23 February 2046	n/a	161	114
A$700 million subordinated notes	Floating 90 day bank bill rate + 3.10% p.a.	10 March 2026	10 March 2021	697	700
JPY20,000 million subordinated notes	Fixed 1.16% p.a.	19 May 2026	n/a	279	242
JPY10,200 million subordinated notes	Fixed 1.16% p.a.	2 June 2026	n/a	142	123
JPY10,000 million subordinated notes	Fixed 0.76% p.a.	9 June 2026	n/a	139	120
NZ$400 million subordinated notes	4.6950% p.a. until but excluding 1 September 2021. Thereafter, if not redeemed, a fixed rate per annum equal to the New Zealand 5-year swap rate on 1 September 2021 plus 2.60% p.a.	1 September 2026	1 September 2021	373	358
JPY8,000 million subordinated notes	0.9225% p.a until but excluding 7 October 2021. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year JPY mid-swap rate plus 1.0005% p.a.	7 October 2026	7 October 2021	110	97
US$1,500 million subordinated notes	4.322% p.a. until but excluding 23 November 2026. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year USD mid-swap rate plus 2.236% p.a.	23 November 2031	23 November 2026	2,297	1,922
JPY12,000 million subordinated notes	0.87% p.a. until but excluding 6 July 2022. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year JPY mid-swap rate plus 0.78% p.a.	6 July 2027	6 July 2022	166	146
JPY13,500 million subordinated notes	0.868% p.a. until but excluding 6 July 2022. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year JPY mid-swap rate plus 0.778% p.a.	6 July 2027	6 July 2022	187	165
HKD600 million subordinated notes	3.15% p.a. until but excluding 14 July 2022. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year HKD mid-swap rate plus 1.34% p.a.	14 July 2027	14 July 2022	114	102
A$350 million subordinated notes	4.334% p.a. until but excluding 16 August 2024. Thereafter, if not redeemed, a fixed rate per annum equal to the five-year AUD semi-quarterly mid-swap reference rate plus 1.83% p.a., each of which will be annualised.	16 August 2029	16 August 2024	349	347
A$185 million subordinated notes	Fixed 5.00% p.a.	24 January 2048	n/a	185	185
A$250 million subordinated notes	90 day bank bill rate + 1.40% p.a.	16 February 2028	16 February 2023	250	250
A$130 million subordinated notes	Fixed 5.00% p.a.	2 March 2048	n/a	130	130
A$725 million subordinated notes	90 day bank bill rate + 1.80% p.a.	22 June 2028	22 June 2023	724	722
US$1,000 million subordinated notes	Fixed 4.421% p.a.	24 July 2039	n/a	1,606	—
US$1,250 million subordinated notes	4.110% p.a. until but excluding 24 July 2029. Thereafter, if not redeemed a fixed rate per annum equal to the five-year USD treasury rate plus 2% p.a.	24 July 2034	24 July 2029	1,921	—
A$1,000 million subordinated notes	Floating 90 day bank bill rate + 1.98% p.a.	27 August 2029	27 August 2024	991	—
Total subordinated notes				11,981	7,822

1.	Excludes subordinated perpetual notes.
2.	Interest payments are made periodically as set out in the terms of the subordinated notes.
3.

Westpac may elect to redeem the relevant Tier 2 instrument on the optional redemption date or dates, subject to APRA's prior written approval. If not redeemed on the first optional redemption date, Westpac may elect to redeem the relevant Tier 2 instrument on any interest payment date after the first optional redemption date (except for US$1,500 million subordinated notes and US$1,250 million subordinated notes), subject to APRA's prior written approval.

4.	The subordinated notes were redeemed in full on the optional redemption date.

Common features of subordinated notes

Interest payments are subject to Westpac being solvent at the time of, and immediately following, the interest payment. These subordinated notes contain non-viability loss absorption requirements.

Non-viability trigger event

Westpac will be required to convert some or all subordinated notes into a variable number of Westpac ordinary shares upon the occurrence of a non-viability trigger event. A non-viability trigger event will occur on similar terms as described under AT1 loan capital.

For each subordinated note converted, holders will receive a variable number of Westpac ordinary shares calculated using the formula described in the terms of the relevant Tier 2 instrument, subject to a maximum conversion number. The conversion number of Westpac ordinary shares will be calculated in a manner similar to that described under AT1 loan capital for a non-viability trigger event. For each Tier 2 instrument, the maximum conversion number is set using a Westpac ordinary share price which is broadly equivalent to 20% of the Westpac ordinary share price at the time of issue.

Following the occurrence of a non-viability trigger event, if conversion of a Tier 2 instrument does not occur within five business days, holders’ rights in relation to the relevant Tier 2 instrument will be immediately and irrevocably terminated.

Subordinated perpetual notes

These notes have no final maturity but Westpac can choose to redeem them at par on any interest payment date falling on or after September 1991, subject to APRA approval and certain other conditions. Interest is cumulative and payable on the notes semi-annually at a rate of 6 month US$ LIBOR plus 0.15% p.a., subject to Westpac being solvent immediately after making the payment and having paid any dividend on any class of share capital of Westpac within the prior 12 month period.

These notes qualify for transitional treatment as Tier 2 capital of Westpac under APRA’s Basel III capital adequacy framework.

The rights of the noteholders and coupon holders are subordinated to the claims of all creditors (including depositors) of Westpac other than creditors whose claims against Westpac rank equally with, or junior to, these notes.